CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		191 Months Ended	200 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (4,008,720)	$ (3,125,886)	$ (3,663,506)	$ (5,481,648)	$ (87,810,425)	$ (91,819,145)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services	65,468				30,000	95,468
Depreciation and amortization	47,573	32,121	54,606	39,150	2,504,021	2,551,594
Amortization of debt discount	228,468	420,506	471,352	945,434	2,465,729	2,694,197
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	300,105	16,964	63,128	865,535	2,568,188	2,868,293
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Accounts receivable	(142,094)	(15,863)	(15,701)	(36,078)	(51,779)	(193,873)
Inventories	319,830	(194,756)	(251,350)	(431,022)	(682,372)	(362,542)
Prepaid expenses and other current assets	318,438	(72,644)	(432,365)	300,808	(747,641)	(429,203)
Other assets	9,442	880	9,441		(46,953)	(37,511)
Accounts payable and accrued expenses	38,989	84,114	147,948	(30,706)	3,105,804	3,144,793
Accrued interest expense					1,823,103	1,823,103
Deferred revenue	435,686					435,686
Net cash used by operating activities	(2,386,815)	(2,854,564)	(3,616,447)	(3,828,527)	(66,193,856)	(68,580,671)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(33,276)		(19,850)	(34,672)	(2,420,810)	(2,454,086)
Patent costs	(18,861)	(20,957)	(18,956)	(17,818)	(498,514)	(517,375)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(52,137)	(20,957)	(38,806)	(52,490)	(4,519,001)	(4,571,138)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock, net of related issuance costs					9,579,040	9,579,040
Equity contributions - net of fees incurred	1,599,967	3,050,000	3,500,001	2,756,860	50,071,311	51,671,278
Proceeds from borrowings	1,263,000	700,000	700,000	1,250,000	11,888,881	13,151,881
Proceeds from subscription receivables			10,605	5,141	15,746	499,395
Proceeds from exercise of stock options	20,194				499,395	35,940
Proceeds from exercise of warrants	139,526					139,526
Net cash provided by financing activities	3,022,687	3,750,000	4,210,606	4,012,001	72,454,863	75,477,550
Effect of exchange rates on cash	36,915		(12,662)		(12,662)	24,253
Net change in cash and cash equivalents	620,650	874,479	542,691	130,984	1,729,344	2,349,994
Cash and cash equivalents - beginning of period	1,729,344	1,186,653	1,186,653	1,055,669
Cash and cash equivalents - end of period	2,349,994	20,611,320	1,729,344	1,186,653	1,729,344	2,349,994
Supplemental disclosure of cash flow information:
Cash paid during the period for interest			590,189			590,189
Supplemental schedule of noncash investing and financing activities:
Increase in other current assets through the issuance of convertible debt	580,000					580,000
Debt discount in connection with issuance of convertible debt	331,117	87,700	87,400	1,250,000	1,644,205	1,975,322
Fair value of shares issued as costs of raising capital	34,034	236,565	247,536	106,344	583,486	617,520
Note payable principal and interest conversion to equity	1,226,042	6,852,088		1,515,130	11,949,449	13,175,491
Issuance of management units in settlement of cost of raising capital					437,206	437,206
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock					768,063	768,063
Preferred stock dividends	1,728,053	1,870,846	2,511,412	3,087,044	10,922,035	12,650,088
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units				$ 5,000	$ 1,614,446	$ 1,614,446